Note 25 - Derivative Financial Instruments - Net Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	$ 30,805	$ 11,315
Derivatives with negative fair values	(7,127)	(11,328)
Total	23,678	(13)
Derivatives hedging borrowings and investments [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	6,480	2,472
Derivatives with negative fair values		(147)
Other derivatives [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Derivatives with positive fair values	24,325	8,843
Derivatives with negative fair values	$ (7,127)	$ (11,181)